Derivative financial instruments (Tables)	12 Months Ended
Jun. 30, 2026
Derivative financial instruments.
Schedule of derivative financial instruments

	2026		2025
	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000
Used for hedging:
Forward foreign exchange contracts	—	(5,069)	472	(5,875)
At fair value through profit or loss:
Embedded foreign exchange derivatives	—	—	—	(127)
	—	(5,069)	472	(6,002)
Less non-current portion:
Used for hedging:
Forward foreign exchange contracts	—	(938)	—	(2,599)
Non-current derivative financial instruments	—	(938)	—	(2,599)
Current derivative financial instruments	—	(4,131)	472	(3,403)